First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Communications Equipment — 6.1%
312,686	ADTRAN Holdings, Inc.	$2,295,115
869,876	Cisco Systems, Inc.	43,946,136
988,196	Juniper Networks, Inc.	29,132,018
129,604	Motorola Solutions, Inc.	40,577,716
2,008,414	Nokia Oyj, ADR	6,868,776
100,482	Ubiquiti, Inc.	14,023,268
		136,843,029
	Diversified Telecommunication Services — 6.6%
33,717	ATN International, Inc.	1,313,952
1,045,968	BCE, Inc.	41,190,220
226,906	Cogent Communications Holdings, Inc.	17,258,470
838,429	Telefonica S.A., ADR	3,269,873
134,188	Telkom Indonesia Persero Tbk PT, ADR	3,456,683
2,279,078	TELUS Corp.	40,544,798
1,092,869	Verizon Communications, Inc.	41,201,161
		148,235,157
	Electronic Equipment, Instruments & Components — 5.6%
225,342	Amphenol Corp., Class A	22,338,152
93,142	Avnet, Inc.	4,694,357
4,321	Bel Fuse, Inc., Class B	288,513
38,530	Benchmark Electronics, Inc.	1,064,969
62,322	CDW Corp.	14,167,037
1,370,892	Corning, Inc.	41,743,661
34,223	Methode Electronics, Inc.	777,889
54,188	TD SYNNEX Corp.	5,831,171
226,973	TE Connectivity Ltd.	31,889,707
69,425	Vishay Intertechnology, Inc.	1,664,117
		124,459,573
	Interactive Media & Services — 0.4%
60,874	Autohome, Inc., ADR	1,708,125
111,731	JOYY, Inc., ADR	4,435,721
42,605	Shutterstock, Inc.	2,056,969
		8,200,815
	IT Services — 9.6%
97,975	Amdocs Ltd.	8,611,023
339,814	Cognizant Technology Solutions Corp., Class A	25,666,151
22,067	Hackett Group (The), Inc.	502,465
457,886	Infosys Ltd., ADR	8,415,945
1,050,462	International Business Machines Corp.	171,803,060
		214,998,644
Shares	Description	Value

	Media — 2.2%
9,747	Cable One, Inc.	$5,425,083
998,885	Comcast Corp., Class A	43,801,107
		49,226,190
	Professional Services — 1.6%
32,868	Concentrix Corp.	3,227,966
25,711	CSG Systems International, Inc.	1,368,082
333,862	Dun & Bradstreet Holdings, Inc.	3,906,185
55,763	KBR, Inc.	3,089,828
75,203	Leidos Holdings, Inc.	8,139,973
27,030	Science Applications International Corp.	3,360,370
191,788	SS&C Technologies Holdings, Inc.	11,720,165
		34,812,569
	Semiconductors & Semiconductor Equipment — 42.0%
107,190	Amkor Technology, Inc.	3,566,211
374,614	Analog Devices, Inc.	74,383,356
278,557	Applied Materials, Inc.	45,145,733
33,855	ASML Holding N.V.	25,625,527
181,347	Broadcom, Inc.	202,428,589
54,807	KLA Corp.	31,859,309
33,998	Kulicke & Soffa Industries, Inc.	1,860,370
54,183	Lam Research Corp.	42,439,377
420,432	Microchip Technology, Inc.	37,914,558
276,663	Micron Technology, Inc.	23,610,420
13,284	Monolithic Power Systems, Inc.	8,379,281
201,552	NXP Semiconductors N.V.	46,292,463
23,339	Power Integrations, Inc.	1,916,365
1,255,048	QUALCOMM, Inc.	181,517,592
175,247	Skyworks Solutions, Inc.	19,701,268
1,086,602	Texas Instruments, Inc.	185,222,177
373,923	United Microelectronics Corp., ADR	3,163,389
14,999	Universal Display Corp.	2,868,709
		937,894,694
	Software — 15.3%
58,107	A10 Networks, Inc.	765,269
92,964	Adeia, Inc.	1,151,824
31,246	Dolby Laboratories, Inc., Class A	2,692,780
593,329	Gen Digital, Inc.	13,539,768
29,977	InterDigital, Inc.	3,253,704
65,341	Intuit, Inc.	40,840,085
450,326	Microsoft Corp.	169,340,589
338,972	Open Text Corp.	14,243,603
40,228	Opera Ltd., ADR	532,216
719,751	Oracle Corp.	75,883,348
28,862	Progress Software Corp.	1,567,207
22,321	Roper Technologies, Inc.	12,168,740

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
35,991	SAP SE, ADR	$5,563,849
45,478	Sapiens International Corp. N.V.	1,316,133
		342,859,115
	Technology Hardware, Storage & Peripherals — 6.4%
210,651	Dell Technologies, Inc., Class C	16,114,801
1,508,465	Hewlett Packard Enterprise Co.	25,613,736
1,455,409	HP, Inc.	43,793,257
86,426	Logitech International S.A.	8,215,656
186,779	NetApp, Inc.	16,466,437
306,065	Seagate Technology Holdings PLC	26,128,769
358,877	Xerox Holdings Corp.	6,578,215
		142,910,871
	Wireless Telecommunication Services — 3.9%
543,865	America Movil SAB de C.V., ADR	10,072,380
1,324,111	Mobile TeleSystems PJSC, ADR (a) (b) (c) (d)	0
944,088	Rogers Communications, Inc., Class B	44,192,759
299,650	Telephone and Data Systems, Inc.	5,498,578
3,235,316	Vodafone Group PLC, ADR	28,147,249
		87,910,966

	Total Investments — 99.7%	2,228,351,623
	(Cost $1,737,753,420)
	Net Other Assets and Liabilities — 0.3%	5,586,447
	Net Assets — 100.0%	$2,233,938,070

(a)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Wireless Telecommunication Services	$ 87,910,966	$ 87,910,966	$ —	$ —**
Other Industry Categories*	2,140,440,657	2,140,440,657	—	—
Total Investments	$2,228,351,623	$2,228,351,623	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 21.4%
	Air Freight & Logistics — 0.3%
9,433	United Parcel Service, Inc., Class B	$1,483,151
	Banks — 1.4%
35,619	Citigroup, Inc.	1,832,241
116,747	FNB Corp.	1,607,606
214,851	Northwest Bancshares, Inc.	2,681,341
		6,121,188
	Biotechnology — 0.3%
9,181	AbbVie, Inc.	1,422,779
	Capital Markets — 2.5%
66,743	Artisan Partners Asset Management, Inc., Class A	2,948,706
66,189	Franklin Resources, Inc.	1,971,770
213,871	Golub Capital BDC, Inc.	3,229,452
18,032	Morgan Stanley	1,681,484
39,827	Victory Capital Holdings, Inc., Class A	1,371,642
		11,203,054
	Chemicals — 0.7%
15,725	Eastman Chemical Co.	1,412,419
17,945	LyondellBasell Industries N.V., Class A	1,706,211
		3,118,630
	Construction & Engineering — 0.3%
69,360	MDU Resources Group, Inc.	1,373,328
	Containers & Packaging — 0.4%
46,287	International Paper Co.	1,673,275
	Diversified Telecommunication Services — 1.0%
135,607	AT&T, Inc.	2,275,485
60,715	Verizon Communications, Inc.	2,288,956
		4,564,441
	Electric Utilities — 2.7%
28,442	ALLETE, Inc.	1,739,513
17,483	American Electric Power Co., Inc.	1,419,969
15,430	Duke Energy Corp.	1,497,327
21,770	Edison International	1,556,337
13,957	Entergy Corp.	1,412,309
25,973	Eversource Energy	1,603,054
10,915	IDACORP, Inc.	1,073,163
43,184	OGE Energy Corp.	1,508,417
		11,810,089
	Electronic Equipment, Instruments & Components — 0.3%
45,797	Corning, Inc.	1,394,519
	Financial Services — 0.6%
223,180	Western Union (The) Co.	2,660,306
	Food Products — 1.4%
54,776	Conagra Brands, Inc.	1,569,880
62,163	Flowers Foods, Inc.	1,399,289
27,510	Kellanova	1,538,084
45,158	Kraft Heinz (The) Co.	1,669,943
		6,177,196

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities — 1.4%
45,046	Northwest Natural Holding Co.	$1,754,091
23,286	ONE Gas, Inc.	1,483,784
22,316	Southwest Gas Holdings, Inc.	1,413,719
26,454	Spire, Inc.	1,649,142
		6,300,736
	Industrial Conglomerates — 0.5%
20,759	3M Co.	2,269,374
	Insurance — 0.8%
32,014	Fidelity National Financial, Inc.	1,633,354
17,434	Prudential Financial, Inc.	1,808,080
		3,441,434
	IT Services — 0.3%
9,012	International Business Machines Corp.	1,473,913
	Media — 0.3%
44,279	Interpublic Group of (The) Cos., Inc.	1,445,266
	Multi-Utilities — 0.9%
31,245	Black Hills Corp.	1,685,668
45,531	Dominion Energy, Inc.	2,139,957
		3,825,625
	Oil, Gas & Consumable Fuels — 1.5%
8,998	Chevron Corp.	1,342,142
26,529	ONEOK, Inc.	1,862,866
107,583	Viper Energy, Inc.	3,375,955
		6,580,963
	Pharmaceuticals — 1.1%
27,933	Bristol-Myers Squibb Co.	1,433,242
54,906	Pfizer, Inc.	1,580,744
183,151	Viatris, Inc.	1,983,525
		4,997,511
	Specialty Retail — 1.5%
23,939	Best Buy Co., Inc.	1,873,945
96,959	Buckle (The), Inc.	4,607,492
		6,481,437
	Tobacco — 1.2%
70,149	Altria Group, Inc.	2,829,811
39,158	Universal Corp.	2,636,116
		5,465,927
	Total Common Stocks	95,284,142
	(Cost $92,790,822)
REAL ESTATE INVESTMENT TRUSTS — 20.6%
	Diversified REITs — 3.2%
167,478	Alexander & Baldwin, Inc.	3,185,431
246,941	Broadstone Net Lease, Inc.	4,252,324
107,244	Essential Properties Realty Trust, Inc.	2,741,157
64,437	WP Carey, Inc.	4,176,162
		14,355,074

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Health Care REITs — 1.4%
113,069	CareTrust REIT, Inc.	$2,530,484
111,371	LTC Properties, Inc.	3,577,237
		6,107,721
	Mortgage REITs — 5.2%
408,863	Ladder Capital Corp.	4,706,013
453,742	PennyMac Mortgage Investment Trust	6,783,443
606,236	Ready Capital Corp.	6,213,919
520,077	Rithm Capital Corp.	5,554,422
		23,257,797
	Office REITs — 0.6%
103,151	COPT Defense Properties	2,643,760
	Residential REITs — 0.6%
19,178	Mid-America Apartment Communities, Inc.	2,578,674
	Retail REITs — 3.6%
117,080	Brixmor Property Group, Inc.	2,724,452
110,580	Getty Realty Corp.	3,231,148
133,692	Kimco Realty Corp.	2,848,976
76,111	NNN REIT, Inc.	3,280,384
26,974	Simon Property Group, Inc.	3,847,571
		15,932,531
	Specialized REITs — 6.0%
72,833	CubeSmart	3,375,810
87,237	EPR Properties	4,226,633
18,153	Extra Space Storage, Inc.	2,910,470
139,884	Four Corners Property Trust, Inc.	3,539,065
74,206	Gaming and Leisure Properties, Inc.	3,662,066
31,732	Lamar Advertising Co., Class A	3,372,477
8,970	Public Storage	2,735,850
95,729	VICI Properties, Inc.	3,051,841
		26,874,212
	Total Real Estate Investment Trusts	91,749,769
	(Cost $88,835,599)
EXCHANGE-TRADED FUNDS — 19.9%
	Capital Markets — 19.9%
2,128,569	First Trust Tactical High Yield ETF (a)	88,484,613
	(Cost $100,227,300)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 18.8%
	Banks — 2.4%
120,435	Bank of America Corp., Series GG	6.00%	(b)	2,989,197
113,184	Bank of America Corp., Series K (c)	6.45%	12/15/66	2,863,555
66,918	Citigroup, Inc., Series J, 3 Mo. CME Term SOFR + CSA + 4.04% (d)	9.63%	(b)	1,715,108
116,617	Wells Fargo & Co., Series R (e)	6.63%	(b)	2,925,921
				10,493,781

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Capital Markets — 3.3%
111,150	Goldman Sachs Group (The), Inc., Series K (c)	6.38%	(b)	$2,808,761
124,572	Morgan Stanley, Series E	7.13%	(b)	3,125,512
123,104	Morgan Stanley, Series F	6.88%	(b)	3,080,062
120,378	Morgan Stanley, Series I	6.38%	(b)	2,980,559
104,215	State Street Corp., Series D (e)	5.90%	(b)	2,608,501
				14,603,395
	Financial Services — 1.0%
154,359	Citigroup Capital XIII, 3 Mo. CME Term SOFR + CSA + 6.37% (d)	12.02%	10/30/40	4,405,406
	Food Products — 3.5%
98,253	CHS, Inc.	8.00%	(b)	3,039,948
130,002	CHS, Inc., Series 1	7.88%	(b)	3,447,653
122,075	CHS, Inc., Series 2 (c)	7.10%	(b)	3,048,213
124,708	CHS, Inc., Series 3 (c)	6.75%	(b)	3,071,558
125,583	CHS, Inc., Series 4	7.50%	(b)	3,174,738
				15,782,110
	Hotel & Resort REITs — 0.9%
152,982	RLJ Lodging Trust, Series A	1.95%	(b)	3,832,199
	Insurance — 0.6%
114,959	Hartford Financial Services Group (The), Inc., Series G	6.00%	(b)	2,873,975
	Mortgage REITs — 2.0%
181,692	AGNC Investment Corp., Series C, 3 Mo. CME Term SOFR + CSA + 5.11% (d)	10.77%	(b)	4,511,412
178,614	Annaly Capital Management, Inc., Series F, 3 Mo. CME Term SOFR + CSA + 4.99% (d)	10.59%	(b)	4,490,356
				9,001,768
	Multi-Utilities — 0.6%
114,599	NiSource, Inc., Series B (c)	6.50%	(b)	2,860,391
	Oil, Gas & Consumable Fuels — 3.5%
151,713	Energy Transfer, L.P., Series C (c)	10.16%	(b)	3,829,236
143,681	Energy Transfer, L.P., Series D (c)	10.36%	(b)	3,635,129
135,564	Energy Transfer, L.P., Series E (c)	7.60%	(b)	3,361,987
187,161	NuStar Logistics, L.P., 3 Mo. CME Term SOFR + CSA + 6.73% (d)	12.39%	01/15/43	4,843,727
				15,670,079
	Trading Companies & Distributors — 1.0%
163,495	WESCO International, Inc., Series A (c)	10.63%	(b)	4,319,538
	Total $25 Par Preferred Securities			83,842,642
	(Cost $85,033,774)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 18.5%
	Energy Equipment & Services — 0.7%
139,199	USA Compression Partners, L.P.	3,177,913
	Industrial Conglomerates — 1.6%
407,999	Icahn Enterprises, L.P.	7,013,503

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Marine Transportation — 0.1%
18,873	Navios Maritime Partners, L.P.	$527,689
	Oil, Gas & Consumable Fuels — 16.1%
232,647	Alliance Resource Partners, L.P.	4,927,463
238,261	Black Stone Minerals, L.P.	3,802,646
65,205	Cheniere Energy Partners, L.P.	3,246,557
154,027	CrossAmerica Partners, L.P.	3,511,816
94,133	Delek Logistics Partners, L.P.	4,063,722
165,525	Dorchester Minerals, L.P.	5,268,661
267,848	Energy Transfer, L.P.	3,696,302
160,594	EnLink Midstream, LLC (f)	1,952,823
112,477	Enterprise Products Partners, L.P.	2,963,769
232,649	Genesis Energy, L.P.	2,694,075
167,208	Global Partners, L.P.	7,074,571
276,423	Kimbell Royalty Partners, L.P. (f)	4,160,166
95,717	MPLX, L.P.	3,514,728
58,215	Natural Resource Partners, L.P.	5,388,380
194,673	NuStar Energy, L.P.	3,636,492
176,185	Plains All American Pipeline, L.P.	2,669,203
167,280	Plains GP Holdings, L.P., Class A (f)	2,668,116
48,395	Sunoco, L.P.	2,900,312
123,461	Western Midstream Partners, L.P.	3,612,469
		71,752,271
	Total Master Limited Partnerships	82,471,376
	(Cost $57,326,963)

	Total Investments — 99.2%	441,832,542
	(Cost $424,214,458)
	Net Other Assets and Liabilities — 0.8%	3,679,709
	Net Assets — 100.0%	$445,512,251

(a)	Investment in an affiliated fund.
(b)	Perpetual maturity.
(c)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at December 31, 2023.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)	Floating or variable rate security.
(e)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(f)	This security is taxed as a “C” corporation for federal income tax purposes.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$95,284,142	$95,284,142	$—	$—
Real Estate Investment Trusts*	91,749,769	91,749,769	—	—
Exchange-Traded Funds*	88,484,613	88,484,613	—	—
$25 Par Preferred Securities*	83,842,642	83,842,642	—	—
Master Limited Partnerships*	82,471,376	82,471,376	—	—
Total Investments	$441,832,542	$441,832,542	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2023, and for the fiscal year-to-date period (October 1, 2023 to December 31, 2023) are as follows:

Security Name	Shares at 12/31/2023	Value at 9/30/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2023	Dividend Income
First Trust Tactical High Yield ETF	2,128,569	$82,403,321	$5,362,709	$(4,232,608)	$5,336,308	$(385,117)	$88,484,613	$1,373,912

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.3%
	Aerospace & Defense — 1.6%
399,900	Singapore Technologies Engineering Ltd. (SGD)	$1,178,716
	Air Freight & Logistics — 1.6%
23,480	DHL Group (EUR)	1,162,673
	Automobile Components — 2.1%
92,600	Toyo Tire Corp. (JPY)	1,549,901
	Banks — 6.0%
7,466	Bank of Montreal (CAD)	738,740
19,011	Bank of Nova Scotia (The) (CAD)	925,406
22,576	Canadian Imperial Bank of Commerce (CAD)	1,087,015
41,780	Canadian Western Bank (CAD)	973,358
39,800	Sumitomo Mitsui Trust Holdings, Inc. (JPY)	763,821
		4,488,340
	Broadline Retail — 1.0%
7,093	Canadian Tire Corp. Ltd., Class A (CAD)	753,275
	Building Products — 0.9%
55,900	Lixil Corp. (JPY)	697,957
	Capital Markets — 5.7%
95,693	IG Group Holdings PLC (GBP)	933,718
30,564	IGM Financial, Inc. (CAD)	807,551
60,700	JAFCO Group Co., Ltd. (JPY)	710,319
47,600	SBI Holdings, Inc. (JPY)	1,070,832
134,482	Schroders PLC (GBP)	736,923
		4,259,343
	Chemicals — 3.2%
25,520	BASF SE (EUR)	1,374,266
62,400	Mitsubishi Gas Chemical Co., Inc. (JPY)	998,179
		2,372,445
	Construction & Engineering — 4.9%
39,350	Bouygues S.A. (EUR)	1,482,185
46,800	COMSYS Holdings Corp. (JPY)	1,032,255
51,400	EXEO Group, Inc. (JPY)	1,142,830
		3,657,270
	Construction Materials — 1.7%
16,037	Holcim AG (CHF)	1,258,858
	Containers & Packaging — 1.9%
86,600	Toyo Seikan Group Holdings Ltd. (JPY)	1,404,640
Shares	Description	Value

	Diversified Telecommunication Services — 4.6%
22,423	BCE, Inc. (CAD)	$882,841
86,629	Saudi Telecom Co. (SAR)	934,438
1,476	Swisscom AG (CHF)	888,004
42,741	TELUS Corp. (CAD)	760,600
		3,465,883
	Electric Utilities — 5.7%
216,384	CK Infrastructure Holdings Ltd. (HKD)	1,197,130
22,270	Emera, Inc. (CAD)	845,388
232,433	Power Assets Holdings Ltd. (HKD)	1,346,941
108,403	Terna-Rete Elettrica Nazionale (EUR)	903,997
		4,293,456
	Food Products — 1.2%
113,144	Orkla ASA (NOK)	877,988
	Gas Utilities — 1.1%
135,684	APA Group (AUD)	789,624
	Health Care REITs — 1.4%
808,851	Primary Health Properties PLC (GBP)	1,070,179
	Household Durables — 3.7%
47,000	Sekisui House Ltd. (JPY)	1,044,000
58,700	Sumitomo Forestry Co., Ltd. (JPY)	1,749,759
		2,793,759
	Independent Power and Renewable Electricity Producers — 1.0%
25,082	Capital Power Corp. (CAD)	716,277
	Industrial Conglomerates — 1.5%
15,638	DCC PLC (GBP)	1,151,726
	Insurance — 14.2%
3,707	Allianz SE (EUR)	990,140
4,963	Baloise Holding AG (CHF)	777,746
38,601	Great-West Lifeco, Inc. (CAD)	1,277,718
6,742	Helvetia Holding AG (CHF)	929,074
391,489	Legal & General Group PLC (GBP)	1,253,016
45,400	Manulife Financial Corp. (CAD)	1,003,217
24,400	MS&AD Insurance Group Holdings, Inc. (JPY)	959,733
114,862	Ping An Insurance Group Co. of China Ltd., Class H (HKD)	519,994
37,280	Power Corp. of Canada (CAD)	1,066,027

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Insurance (Continued)
1,477	Swiss Life Holding AG (CHF)	$1,025,585
1,565	Zurich Insurance Group AG (CHF)	817,994
		10,620,244
	Metals & Mining — 1.4%
35,200	Mitsui Mining & Smelting Co., Ltd. (JPY)	1,082,213
	Multi-Utilities — 3.6%
992,039	A2A S.p.A. (EUR)	2,035,901
28,915	Canadian Utilities Ltd., Class A (CAD)	695,898
		2,731,799
	Office REITs — 1.1%
53,448	Allied Properties Real Estate Investment Trust (CAD)	813,992
	Oil, Gas & Consumable Fuels — 5.5%
269,700	ENEOS Holdings, Inc. (JPY)	1,071,914
47,100	Keyera Corp. (CAD)	1,138,533
26,592	Pembina Pipeline Corp. (CAD)	915,533
26,024	TC Energy Corp. (CAD)	1,016,567
		4,142,547
	Pharmaceuticals — 1.0%
27,000	Takeda Pharmaceutical Co., Ltd. (JPY)	776,298
	Professional Services — 2.9%
44,596	Adecco Group AG (CHF)	2,188,309
	Real Estate Management & Development — 5.4%
344,783	Henderson Land Development Co., Ltd. (HKD)	1,061,923
197,100	Hongkong Land Holdings Ltd.	685,908
871,422	Sino Land Co., Ltd. (HKD)	947,477
64,463	Sun Hung Kai Properties, Ltd. (HKD)	697,176
336,608	Swire Properties Ltd. (HKD)	681,105
		4,073,589
	Retail REITs — 2.5%
1,126	Japan Metropolitan Fund Invest (JPY)	813,755
55,267	SmartCentres Real Estate Investment Trust (CAD)	1,038,146
		1,851,901
	Semiconductors & Semiconductor Equipment — 1.3%
379,213	Vanguard International Semiconductor Corp. (TWD)	1,007,017
Shares	Description	Value

	Technology Hardware, Storage & Peripherals — 2.8%
1,477,193	Lenovo Group Ltd. (HKD)	$2,065,819
	Tobacco — 2.5%
34,012	British American Tobacco PLC (GBP)	995,176
13,540	KT&G Corp. (KRW)	913,600
		1,908,776
	Trading Companies & Distributors — 1.8%
39,805	Russel Metals, Inc. (CAD)	1,352,718
	Water Utilities — 2.5%
1,324,135	Guangdong Investment Ltd. (HKD)	963,192
67,456	United Utilities Group PLC (GBP)	910,987
		1,874,179

	Total Investments — 99.3%	74,431,711
	(Cost $73,812,628)
	Net Other Assets and Liabilities — 0.7%	498,079
	Net Assets — 100.0%	$74,929,790

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SAR	– Saudi Riyal
SGD	– Singapore Dollar
TWD	– New Taiwan Dollar
USD	– United States Dollar

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Country Allocation†	% of Net Assets
Canada	25.1%
Japan	22.5
Switzerland	10.5
Hong Kong	10.4
United Kingdom	7.9
Germany	4.7
Italy	3.9
Bermuda	2.5
France	2.0
Singapore	1.6
Ireland	1.5
Taiwan	1.3
Saudi Arabia	1.2
South Korea	1.2
Norway	1.2
Australia	1.1
China	0.7
Total Investments	99.3
Net Other Assets and Liabilities	0.7
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
CAD	25.3%
JPY	22.7
HKD	12.7
EUR	10.7
CHF	10.6
GBP	9.5
SGD	1.6
TWD	1.3
SAR	1.2
KRW	1.2
NOK	1.2
AUD	1.1
USD	0.9
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 74,431,711	$ 74,431,711	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 98.9%
	Aerospace & Defense — 0.5%
35,476	Leonardo DRS, Inc. (a)	$710,939
14,259	RTX Corp.	1,199,752
		1,910,691
	Automobiles — 3.7%
3,286	Ferrari N.V.	1,112,081
319,389	Stellantis N.V.	7,448,152
21,509	Tesla, Inc. (a) (b)	5,344,556
		13,904,789
	Banks — 3.5%
60,789	Bank of America Corp.	2,046,766
34,668	BankUnited, Inc.	1,124,283
45,114	CVB Financial Corp.	910,852
18,710	East West Bancorp, Inc.	1,346,184
24,895	JPMorgan Chase & Co. (b)	4,234,639
26,452	Simmons First National Corp., Class A	524,808
16,058	UMB Financial Corp.	1,341,646
33,126	Wells Fargo & Co. (b)	1,630,462
		13,159,640
	Beverages — 2.3%
38,194	Coca-Cola (The) Co.	2,250,772
61,379	Coca-Cola Europacific Partners PLC (b)	4,096,435
13,627	PepsiCo, Inc. (b)	2,314,410
		8,661,617
	Biotechnology — 4.1%
17,522	AbbVie, Inc. (b)	2,715,384
5,339	Amgen, Inc.	1,537,739
77,988	Apellis Pharmaceuticals, Inc. (a)	4,668,362
71,583	Crinetics Pharmaceuticals, Inc. (a)	2,546,923
12,412	Gilead Sciences, Inc.	1,005,496
31,826	Ionis Pharmaceuticals, Inc. (a)	1,610,077
128,831	Ironwood Pharmaceuticals, Inc. (a)	1,473,827
		15,557,808
	Broadline Retail — 3.2%
80,318	Amazon.com, Inc. (a) (b)	12,203,517
	Capital Markets — 1.4%
11,060	Ares Management Corp., Class A	1,315,255
11,223	Houlihan Lokey, Inc.	1,345,750
5,249	LPL Financial Holdings, Inc.	1,194,778
3,006	S&P Global, Inc.	1,324,203
		5,179,986
	Chemicals — 0.7%
4,516	Linde PLC	1,854,766
1,486	NewMarket Corp.	811,104
		2,665,870
	Commercial Services & Supplies — 0.3%
37,284	CoreCivic, Inc. (a)	541,736
32,990	OPENLANE, Inc. (a)	488,582
		1,030,318

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Communications Equipment — 0.6%
42,240	Cisco Systems, Inc.	$2,133,965
	Construction Materials — 0.4%
6,707	Eagle Materials, Inc.	1,360,448
	Consumer Finance — 0.5%
94,646	SLM Corp.	1,809,631
	Consumer Staples Distribution & Retail — 2.3%
10,190	Andersons (The), Inc.	586,333
4,148	Costco Wholesale Corp.	2,738,012
10,642	Performance Food Group Co. (a)	735,894
8,924	Sprouts Farmers Market, Inc. (a)	429,334
41,619	United Natural Foods, Inc. (a)	675,476
27,484	US Foods Holding Corp. (a)	1,248,048
14,428	Walmart, Inc.	2,274,574
		8,687,671
	Diversified Consumer Services — 0.6%
34,057	Frontdoor, Inc. (a)	1,199,487
8,541	Grand Canyon Education, Inc. (a)	1,127,754
		2,327,241
	Diversified Telecommunication Services — 0.7%
69,588	AT&T, Inc.	1,167,687
41,003	Verizon Communications, Inc.	1,545,813
		2,713,500
	Electric Utilities — 0.6%
33,693	OGE Energy Corp.	1,176,897
11,496	Otter Tail Corp.	976,815
		2,153,712
	Energy Equipment & Services — 0.3%
56,349	TechnipFMC PLC	1,134,869
	Entertainment — 1.3%
4,045	Netflix, Inc. (a)	1,969,430
16,294	Walt Disney (The) Co.	1,471,185
37,355	Warner Music Group Corp., Class A	1,336,935
		4,777,550
	Financial Services — 4.3%
15,900	Berkshire Hathaway, Inc., Class B (a) (b)	5,670,894
53,710	Jackson Financial, Inc., Class A	2,749,952
7,273	Mastercard, Inc., Class A (b)	3,102,007
14,097	Visa, Inc., Class A (b)	3,670,154
16,609	Voya Financial, Inc.	1,211,793
		16,404,800
	Food Products — 3.2%
41,017	Cal-Maine Foods, Inc.	2,353,966
88,052	Flowers Foods, Inc.	1,982,050
19,992	Ingredion, Inc.	2,169,732
3,093	J & J Snack Foods Corp.	516,964
7,721	Lancaster Colony Corp.	1,284,697
13,176	Mondelez International, Inc., Class A	954,338
40,249	Pilgrim’s Pride Corp. (a)	1,113,287

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
26,925	Simply Good Foods (The) Co. (a)	$1,066,230
22,178	TreeHouse Foods, Inc. (a)	919,278
		12,360,542
	Gas Utilities — 0.1%
5,926	ONE Gas, Inc.	377,605
	Ground Transportation — 0.4%
5,583	Union Pacific Corp.	1,371,296
	Health Care Equipment & Supplies — 0.5%
16,160	Abbott Laboratories	1,778,731
	Health Care Providers & Services — 2.0%
5,581	AMN Healthcare Services, Inc. (a)	417,905
18,247	Encompass Health Corp.	1,217,440
48,937	Patterson Cos., Inc.	1,392,258
8,701	UnitedHealth Group, Inc. (b)	4,580,815
		7,608,418
	Health Care REITs — 0.4%
7,581	National Health Investors, Inc.	423,399
82,399	Sabra Health Care REIT, Inc.	1,175,834
		1,599,233
	Health Care Technology — 0.3%
6,601	Veeva Systems, Inc., Class A (a)	1,270,824
	Hotel & Resort REITs — 0.3%
70,945	Apple Hospitality REIT, Inc.	1,178,396
	Hotels, Restaurants & Leisure — 1.1%
349	Booking Holdings, Inc. (a)	1,237,980
6,712	McDonald’s Corp.	1,990,175
10,689	Starbucks Corp.	1,026,251
		4,254,406
	Household Durables — 0.4%
13,640	Toll Brothers, Inc.	1,402,056
	Household Products — 0.9%
21,947	Procter & Gamble (The) Co. (b)	3,216,113
14,200	Reynolds Consumer Products, Inc.	381,128
		3,597,241
	Independent Power and Renewable Electricity Producers — 0.3%
33,711	Vistra Corp.	1,298,548
	Industrial Conglomerates — 0.7%
9,942	General Electric Co.	1,268,897
6,167	Honeywell International, Inc.	1,293,282
		2,562,179
	Industrial REITs — 0.7%
6,893	EastGroup Properties, Inc.	1,265,141
12,536	Innovative Industrial Properties, Inc.	1,263,880
		2,529,021
	Insurance — 0.9%
26,229	Fidelity National Financial, Inc.	1,338,203

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
3,335	Kinsale Capital Group, Inc.	$1,116,925
5,917	Marsh & McLennan Cos., Inc.	1,121,094
		3,576,222
	Interactive Media & Services — 5.3%
52,141	Alphabet, Inc., Class A (a) (b)	7,283,576
44,252	Alphabet, Inc., Class C (a) (b)	6,236,435
18,992	Meta Platforms, Inc., Class A (a) (b)	6,722,408
		20,242,419
	IT Services — 0.9%
5,828	Accenture PLC, Class A	2,045,103
7,511	International Business Machines Corp.	1,228,424
		3,273,527
	Life Sciences Tools & Services — 1.3%
5,924	Danaher Corp.	1,370,458
6,055	Medpace Holdings, Inc. (a)	1,856,039
3,508	Thermo Fisher Scientific, Inc. (b)	1,862,012
		5,088,509
	Machinery — 1.4%
21,619	Allison Transmission Holdings, Inc.	1,257,145
4,569	Caterpillar, Inc.	1,350,916
14,579	Graco, Inc.	1,264,874
6,040	Lincoln Electric Holdings, Inc.	1,313,458
		5,186,393
	Marine Transportation — 0.6%
9,262	Matson, Inc.	1,015,115
53,862	Star Bulk Carriers Corp.	1,145,106
		2,160,221
	Media — 0.5%
38,496	Comcast Corp., Class A	1,688,050
28,582	Sinclair, Inc.	372,423
		2,060,473
	Metals & Mining — 1.0%
16,014	Arch Resources, Inc.	2,657,363
15,541	Southern Copper Corp.	1,337,614
		3,994,977
	Mortgage REITs — 0.4%
52,487	Blackstone Mortgage Trust, Inc., Class A	1,116,399
71,091	Redwood Trust, Inc.	526,784
		1,643,183
	Office REITs — 1.7%
52,975	Equity Commonwealth	1,017,120
38,026	Kilroy Realty Corp.	1,514,956
90,248	SL Green Realty Corp.	4,076,502
		6,608,578
	Oil, Gas & Consumable Fuels — 6.9%
112,227	Antero Midstream Corp.	1,406,204
3,165	Cheniere Energy, Inc.	540,297

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
17,322	Chevron Corp. (b)	$2,583,750
12,548	Chord Energy Corp.	2,085,854
11,886	ConocoPhillips	1,379,608
55,494	CVR Energy, Inc.	1,681,468
112,465	DHT Holdings, Inc.	1,103,282
30,781	Dorian LPG Ltd.	1,350,362
20,884	DT Midstream, Inc.	1,144,443
36,997	Exxon Mobil Corp. (b)	3,698,960
46,584	Hess Midstream, L.P., Class A (c)	1,473,452
6,757	HF Sinclair Corp.	375,487
26,771	Murphy Oil Corp.	1,142,051
63,274	PBF Energy, Inc., Class A	2,781,525
75,380	Plains All American Pipeline, L.P. (d)	1,142,007
33,113	Scorpio Tankers, Inc.	2,013,270
16,596	Viper Energy, Inc.	520,783
		26,422,803
	Paper & Forest Products — 0.3%
20,097	Sylvamo Corp.	986,964
	Personal Care Products — 2.1%
49,479	BellRing Brands, Inc. (a)	2,742,621
106,087	Coty, Inc., Class A (a)	1,317,600
34,965	Nu Skin Enterprises, Inc., Class A	679,020
70,764	Unilever PLC, ADR (b)	3,430,639
		8,169,880
	Pharmaceuticals — 2.7%
20,657	Bristol-Myers Squibb Co.	1,059,911
7,462	Eli Lilly & Co. (b)	4,349,749
25,169	Merck & Co., Inc. (b)	2,743,924
3,839	Novartis AG, ADR	387,624
11,568	Novo Nordisk A/S, ADR (b)	1,196,710
38,191	Organon & Co.	550,714
		10,288,632
	Professional Services — 0.3%
9,249	Booz Allen Hamilton Holding Corp.	1,183,040
	Residential REITs — 0.6%
32,461	American Homes 4 Rent, Class A	1,167,297
16,881	Equity LifeStyle Properties, Inc.	1,190,786
		2,358,083
	Semiconductors & Semiconductor Equipment — 6.0%
15,004	Advanced Micro Devices, Inc. (a)	2,211,739
8,119	Applied Materials, Inc.	1,315,846
3,391	Broadcom, Inc.	3,785,204
31,627	Intel Corp.	1,589,257
22,200	NVIDIA Corp. (b)	10,993,884
10,584	QUALCOMM, Inc.	1,530,764
8,195	Texas Instruments, Inc.	1,396,920
		22,823,614

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software — 10.1%
4,299	Adobe, Inc. (a)	$2,564,783
12,863	CommVault Systems, Inc. (a)	1,027,111
14,239	Dolby Laboratories, Inc., Class A	1,227,117
35,711	Dropbox, Inc., Class A (a)	1,052,760
11,226	InterDigital, Inc.	1,218,470
2,414	Intuit, Inc.	1,508,822
65,696	Microsoft Corp. (b)	24,704,324
14,632	Oracle Corp.	1,542,652
8,908	Salesforce, Inc. (a)	2,344,051
1,905	ServiceNow, Inc. (a)	1,345,864
		38,535,954
	Specialty Retail — 1.9%
66,888	Gap (The), Inc.	1,398,628
8,490	Home Depot (The), Inc. (b)	2,942,209
5,332	Lowe’s Cos., Inc.	1,186,637
1,595	Murphy USA, Inc.	568,713
13,115	TJX (The) Cos., Inc.	1,230,318
		7,326,505
	Technology Hardware, Storage & Peripherals — 6.8%
128,356	Apple, Inc. (b)	24,712,381
15,890	Dell Technologies, Inc., Class C (b)	1,215,585
		25,927,966
	Textiles, Apparel & Luxury Goods — 1.0%
16,543	Carter’s, Inc.	1,238,905
1,908	Deckers Outdoor Corp. (a)	1,275,365
11,623	NIKE, Inc., Class B	1,261,909
		3,776,179
	Tobacco — 0.5%
14,963	Philip Morris International, Inc.	1,407,719
36,884	Vector Group Ltd.	416,052
		1,823,771
	Trading Companies & Distributors — 0.7%
7,076	Ferguson PLC	1,366,163
3,029	Watsco, Inc.	1,297,836
		2,663,999
	Wireless Telecommunication Services — 2.4%
78,454	America Movil SAB de C.V., ADR	1,452,968
152,877	Rogers Communications, Inc., Class B	7,156,172
65,588	Vodafone Group PLC, ADR	570,616
		9,179,756
	Total Investments — 98.9%	376,267,767
	(Cost $324,642,253)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.3)%
	Call Options Written — (2.3)%
(100)	S&P 500® Index	$(47,698,300)	$4,525.00	01/19/24	(2,562,200)

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(10)	S&P 500® Index	$(4,769,830)	$4,575.00	01/19/24	$(216,340)
(22)	S&P 500® Index	(10,493,626)	4,600.00	01/19/24	(422,246)
(100)	S&P 500® Index	(47,698,300)	4,625.00	01/19/24	(1,563,300)
(100)	S&P 500® Index	(47,698,300)	4,650.00	01/19/24	(1,465,400)
(102)	S&P 500® Index	(48,652,266)	4,675.00	01/19/24	(1,294,686)
(100)	S&P 500® Index	(47,698,300)	4,725.00	02/16/24	(1,287,000)
	Total Written Options				(8,811,172)
	(Premiums received $4,340,221)
	Net Other Assets and Liabilities — 3.4%				12,986,069
	Net Assets — 100.0%				$380,442,664

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At December 31, 2023, the value of these securities amounts to $68,442,953.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Security is a Master Limited Partnership (“MLP”).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$376,267,767	$376,267,767	$—	$—

LIABILITIES TABLE
	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,811,172)	$(8,594,832)	$(216,340)	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.0%
	Aerospace & Defense — 0.8%
607	Axon Enterprise, Inc. (a)	$156,806
628	Boeing (The) Co. (a)	163,695
1,003	L3Harris Technologies, Inc.	211,252
299	Lockheed Martin Corp.	135,519
287	Northrop Grumman Corp.	134,356
2,263	Woodward, Inc.	308,062
		1,109,690
	Air Freight & Logistics — 0.4%
1,658	C.H. Robinson Worldwide, Inc.	143,235
2,454	Expeditors International of Washington, Inc.	312,149
911	United Parcel Service, Inc., Class B	143,236
		598,620
	Automobiles — 2.7%
481	Ferrari N.V.	162,785
14,123	Tesla, Inc. (a) (b)	3,509,283
		3,672,068
	Banks — 0.6%
4,145	East West Bancorp, Inc.	298,233
3,348	Pinnacle Financial Partners, Inc.	292,013
2,984	UMB Financial Corp.	249,313
		839,559
	Beverages — 2.5%
2,614	Celsius Holdings, Inc. (a)	142,515
182	Coca-Cola Consolidated, Inc.	168,969
970	Constellation Brands, Inc., Class A	234,497
3,110	Diageo PLC, ADR	453,003
14,230	PepsiCo, Inc. (b)	2,416,823
		3,415,807
	Biotechnology — 2.5%
1,524	AbbVie, Inc.	236,174
5,914	ACADIA Pharmaceuticals, Inc. (a)	185,167
976	Alnylam Pharmaceuticals, Inc. (a)	186,816
5,642	Amgen, Inc.	1,625,009
2,247	BioMarin Pharmaceutical, Inc. (a)	216,656
1,998	Exact Sciences Corp. (a)	147,812
5,375	Halozyme Therapeutics, Inc. (a)	198,660
3,564	Incyte Corp. (a)	223,784
2,350	Neurocrine Biosciences, Inc. (a)	309,636
15,315	Roivant Sciences Ltd. (a)	171,987
		3,501,701
	Broadline Retail — 4.1%
37,107	Amazon.com, Inc. (a) (b)	5,638,038
	Building Products — 0.7%
2,153	AAON, Inc.	159,042
5,880	UFP Industries, Inc.	738,234
		897,276
	Capital Markets — 2.5%
58,376	BGC Group, Inc., Class A	421,475

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
180	BlackRock, Inc.	$146,124
2,554	Charles Schwab (The) Corp.	175,715
1,303	CME Group, Inc.	274,412
1,290	Coinbase Global, Inc., Class A (a)	224,357
620	MarketAxess Holdings, Inc.	181,567
1,234	Morningstar, Inc.	353,220
260	MSCI, Inc.	147,069
4,292	Nasdaq, Inc.	249,537
1,819	S&P Global, Inc.	801,306
1,407	T. Rowe Price Group, Inc.	151,520
1,682	Tradeweb Markets, Inc., Class A	152,860
5,792	XP, Inc., Class A	150,997
		3,430,159
	Chemicals — 0.4%
1,352	Linde PLC	555,280
	Commercial Services & Supplies — 0.4%
1,685	Casella Waste Systems, Inc., Class A (a)	144,000
841	Republic Services, Inc.	138,689
3,407	Rollins, Inc.	148,784
789	Waste Management, Inc.	141,310
		572,783
	Communications Equipment — 2.0%
1,065	Arista Networks, Inc. (a)	250,818
46,281	Cisco Systems, Inc. (b)	2,338,116
704	Motorola Solutions, Inc.	220,416
		2,809,350
	Construction & Engineering — 0.1%
2,103	Sterling Infrastructure, Inc. (a)	184,917
	Construction Materials — 0.1%
645	Vulcan Materials Co.	146,421
	Consumer Finance — 0.1%
820	American Express Co.	153,619
	Consumer Staples Distribution & Retail — 3.1%
1,586	Casey’s General Stores, Inc.	435,738
4,676	Costco Wholesale Corp. (b)	3,086,534
1,101	Dollar General Corp.	149,681
1,045	Target Corp.	148,829
2,390	Walmart, Inc.	376,783
		4,197,565
	Distributors — 0.1%
387	Pool Corp.	154,301
	Diversified Consumer Services — 0.4%
2,515	Duolingo, Inc. (a)	570,528
	Electric Utilities — 0.8%
5,022	Alliant Energy Corp.	257,629
2,682	Evergy, Inc.	140,000

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
15,611	FirstEnergy Corp.	$572,299
1,976	Southern (The) Co.	138,557
		1,108,485
	Electrical Equipment — 0.1%
608	Eaton Corp. PLC	146,419
	Electronic Equipment, Instruments & Components — 1.9%
6,468	Amphenol Corp., Class A	641,173
1,063	Badger Meter, Inc.	164,095
930	CDW Corp.	211,408
1,412	IPG Photonics Corp. (a)	153,258
2,019	Itron, Inc. (a)	152,455
1,700	Keysight Technologies, Inc. (a)	270,453
830	Littelfuse, Inc.	222,075
1,588	Novanta, Inc. (a)	267,435
1,033	TE Connectivity Ltd.	145,136
1,524	Zebra Technologies Corp., Class A (a)	416,555
		2,644,043
	Energy Equipment & Services — 0.4%
5,809	Weatherford International PLC (a)	568,294
	Entertainment — 2.8%
7,204	NetEase, Inc., ADR	671,125
4,426	Netflix, Inc. (a) (b)	2,154,931
5,971	Take-Two Interactive Software, Inc. (a) (b)	961,032
1,423	Walt Disney (The) Co.	128,483
		3,915,571
	Financial Services — 0.2%
1,229	Visa, Inc., Class A	319,970
	Food Products — 0.2%
2,116	General Mills, Inc.	137,836
819	Lancaster Colony Corp.	136,274
		274,110
	Ground Transportation — 0.9%
1,887	Canadian Pacific Kansas City Ltd.	149,186
2,212	J.B. Hunt Transport Services, Inc.	441,825
1,008	Saia, Inc. (a)	441,726
619	Union Pacific Corp.	152,039
		1,184,776
	Health Care Equipment & Supplies — 1.5%
903	Becton Dickinson & Co.	220,179
755	Cooper (The) Cos., Inc.	285,722
3,247	Edwards Lifesciences Corp. (a)	247,584
3,049	Hologic, Inc. (a)	217,851
1,566	ICU Medical, Inc. (a)	156,193
1,269	Insulet Corp. (a)	275,348
1,430	Masimo Corp. (a)	167,610
1,980	QuidelOrtho Corp. (a)	145,926

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
897	ResMed, Inc.	$154,302
783	Shockwave Medical, Inc. (a)	149,208
		2,019,923
	Health Care Providers & Services — 0.6%
287	Elevance Health, Inc.	135,338
1,964	Henry Schein, Inc. (a)	148,694
271	Humana, Inc.	124,067
743	UnitedHealth Group, Inc.	391,167
		799,266
	Health Care Technology — 0.1%
922	Veeva Systems, Inc., Class A (a)	177,503
	Hotels, Restaurants & Leisure — 0.4%
1,102	Churchill Downs, Inc.	148,693
1,959	DoorDash, Inc., Class A (a)	193,726
836	McDonald’s Corp.	247,882
		590,301
	Household Products — 0.4%
1,478	Church & Dwight Co., Inc.	139,760
3,382	Colgate-Palmolive Co.	269,579
1,130	Kimberly-Clark Corp.	137,306
		546,645
	Industrial Conglomerates — 0.2%
1,431	3M Co.	156,437
1,129	General Electric Co.	144,094
		300,531
	Industrial REITs — 0.1%
1,218	Prologis, Inc.	162,359
	Insurance — 0.6%
1,599	Arch Capital Group Ltd. (a)	118,758
544	Arthur J. Gallagher & Co.	122,335
843	Erie Indemnity Co., Class A	282,337
865	Progressive (The) Corp.	137,777
756	Willis Towers Watson PLC	182,347
		843,554
	Interactive Media & Services — 7.9%
19,625	Alphabet, Inc., Class A (a) (b)	2,741,416
19,379	Alphabet, Inc., Class C (a) (b)	2,731,083
15,245	Meta Platforms, Inc., Class A (a) (b)	5,396,120
		10,868,619
	IT Services — 2.6%
3,441	Accenture PLC, Class A (b)	1,207,481
13,344	Akamai Technologies, Inc. (a) (b)	1,579,263
1,431	MongoDB, Inc. (a)	585,064
1,271	Snowflake, Inc., Class A (a)	252,929
		3,624,737
	Life Sciences Tools & Services — 1.9%
3,113	10X Genomics, Inc., Class A (a)	174,203
4,132	Agilent Technologies, Inc.	574,472

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
2,624	Bio-Techne Corp.	$202,468
2,995	Bruker Corp.	220,073
2,143	ICON PLC (a)	606,619
1,323	Medpace Holdings, Inc. (a)	405,539
129	Mettler-Toledo International, Inc. (a)	156,472
873	Repligen Corp. (a)	156,965
518	Waters Corp. (a)	170,541
		2,667,352
	Machinery — 0.7%
580	Caterpillar, Inc.	171,489
361	Deere & Co.	144,353
559	Illinois Tool Works, Inc.	146,425
1,046	Nordson Corp.	276,311
1,592	Otis Worldwide Corp.	142,436
307	Parker-Hannifin Corp.	141,435
		1,022,449
	Media — 1.4%
41,860	Comcast Corp., Class A (b)	1,835,561
1,606	Liberty Broadband Corp., Class C (a)	129,428
		1,964,989
	Metals & Mining — 0.2%
1,741	Royal Gold, Inc.	210,591
	Oil, Gas & Consumable Fuels — 0.6%
1,885	ConocoPhillips	218,792
1,295	Exxon Mobil Corp.	129,474
23,840	Plains GP Holdings, L.P., Class A (c)	380,248
89	Texas Pacific Land Corp.	139,948
		868,462
	Personal Care Products — 0.2%
1,841	Estee Lauder (The) Cos., Inc., Class A	269,246
	Pharmaceuticals — 1.3%
2,439	Amphastar Pharmaceuticals, Inc. (a)	150,852
2,778	Bristol-Myers Squibb Co.	142,539
1,921	Eli Lilly & Co. (b)	1,119,789
1,413	Jazz Pharmaceuticals PLC (a)	173,799
5,575	Royalty Pharma PLC, Class A	156,602
		1,743,581
	Semiconductors & Semiconductor Equipment — 13.1%
16,183	Advanced Micro Devices, Inc. (a) (b)	2,385,536
5,623	Allegro MicroSystems, Inc. (a)	170,208
3,974	Broadcom, Inc. (b)	4,435,977
2,480	Diodes, Inc. (a)	199,690
39,274	Intel Corp. (b)	1,973,519
2,506	MKS Instruments, Inc.	257,792
528	Monolithic Power Systems, Inc.	333,052
10,817	NVIDIA Corp. (b)	5,356,795
3,135	Power Integrations, Inc.	257,415
11,783	QUALCOMM, Inc.	1,704,175

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
3,510	Rambus, Inc. (a)	$239,558
2,205	Silicon Laboratories, Inc. (a)	291,655
3,560	Skyworks Solutions, Inc.	400,215
		18,005,587
	Software — 17.6%
4,562	Adobe, Inc. (a) (b)	2,721,689
7,632	Bentley Systems, Inc., Class B	398,238
6,814	Check Point Software Technologies Ltd. (a) (b)	1,041,111
1,193	CyberArk Software Ltd. (a)	261,327
13,198	Dropbox, Inc., Class A (a)	389,077
2,847	Intuit, Inc.	1,779,460
1,033	Manhattan Associates, Inc. (a)	222,426
35,063	Microsoft Corp. (b)	13,185,091
6,854	Oracle Corp. (b)	722,617
4,026	PTC, Inc. (a)	704,389
2,641	Qualys, Inc. (a)	518,376
4,373	Rapid7, Inc. (a)	249,698
883	Roper Technologies, Inc.	481,385
2,773	Salesforce, Inc. (a) (b)	729,687
652	ServiceNow, Inc. (a)	460,631
1,023	Tyler Technologies, Inc. (a)	427,737
		24,292,939
	Specialized REITs — 2.2%
2,208	American Tower Corp.	476,663
1,300	Crown Castle, Inc.	149,747
2,117	Equinix, Inc. (b)	1,705,010
1,051	Extra Space Storage, Inc.	168,507
1,839	SBA Communications Corp.	466,536
		2,966,463
	Specialty Retail — 0.9%
1,294	Five Below, Inc. (a)	275,829
670	Lowe’s Cos., Inc.	149,109
1,526	TJX (The) Cos., Inc.	143,154
1,596	Tractor Supply Co.	343,188
696	Ulta Beauty, Inc. (a)	341,033
		1,252,313
	Technology Hardware, Storage & Peripherals — 11.7%
75,809	Apple, Inc. (b)	14,595,507
2,067	Logitech International S.A.	196,489
10,588	NetApp, Inc.	933,438
5,494	Seagate Technology Holdings PLC	469,023
		16,194,457
	Textiles, Apparel & Luxury Goods — 0.5%
4,139	NIKE, Inc., Class B	449,371
3,856	Steven Madden Ltd.	161,952
		611,323
	Trading Companies & Distributors — 0.1%
813	Ferguson PLC	156,966

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services — 1.4%
12,001	T-Mobile US, Inc. (b)	$1,924,120
	Total Investments — 99.0%	136,693,626
	(Cost $116,503,678)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (3.0)%
	Call Options Written — (3.0)%
(15)	Nasdaq -100 Index®	$(25,238,895)	$16,000.00	01/19/24	(1,354,800)
(16)	Nasdaq -100 Index®	(26,921,488)	16,300.00	01/19/24	(1,038,432)
(16)	Nasdaq -100 Index®	(26,921,488)	16,500.00	01/19/24	(742,480)
(16)	Nasdaq -100 Index®	(26,921,488)	16,500.00	02/16/24	(1,064,080)
	Total Written Options				(4,199,792)
	(Premiums received $2,420,389)
	Net Other Assets and Liabilities — 4.0%				5,529,081
	Net Assets — 100.0%				$138,022,915

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At December 31, 2023, the value of these securities amounts to $43,183,122.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$136,693,626	$136,693,626	$—	$—

LIABILITIES TABLE
	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,199,792)	$(4,199,792)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Banks — 15.9%
5,414,912	Bank of America Corp.	$182,320,087
5,421,366	Citizens Financial Group, Inc.	179,664,069
3,290,268	Comerica, Inc.	183,629,857
14,147,768	Huntington Bancshares, Inc.	179,959,609
1,101,122	JPMorgan Chase & Co.	187,300,852
1,194,383	PNC Financial Services Group (The), Inc.	184,950,208
2,259,320	Popular, Inc.	185,422,392
9,316,136	Regions Financial Corp.	180,546,716
		1,463,793,790
	Capital Markets — 4.0%
479,197	Goldman Sachs Group (The), Inc.	184,859,827
1,986,671	Morgan Stanley	185,257,071
		370,116,898
	Chemicals — 2.1%
2,386,418	CF Industries Holdings, Inc.	189,720,231
	Communications Equipment — 2.0%
3,648,303	Cisco Systems, Inc.	184,312,268
	Consumer Finance — 8.2%
1,007,911	American Express Co.	188,822,046
1,402,990	Capital One Financial Corp.	183,960,049
1,715,932	Discover Financial Services	192,870,757
4,901,400	Synchrony Financial	187,184,466
		752,837,318
	Financial Services — 7.9%
5,344,867	Equitable Holdings, Inc.	177,984,071
434,678	Mastercard, Inc., Class A	185,394,514
9,595,953	MGIC Investment Corp.	185,105,933
705,122	Visa, Inc., Class A	183,578,513
		732,063,031
	Food Products — 1.9%
2,401,838	Archer-Daniels-Midland Co.	173,460,740
	Health Care Equipment & Supplies — 2.0%
1,695,777	Abbott Laboratories	186,654,174
	Health Care Providers & Services — 3.9%
388,385	Elevance Health, Inc.	183,146,830
394,259	Humana, Inc.	180,495,713
		363,642,543
	Household Durables — 2.0%
1,219,070	Lennar Corp., Class A	181,690,193
	Insurance — 4.0%
2,258,166	Aflac, Inc.	186,298,695
2,325,132	Principal Financial Group, Inc.	182,918,135
		369,216,830
Shares	Description	Value

	IT Services — 4.0%
530,377	Accenture PLC, Class A	$186,114,593
2,388,611	Cognizant Technology Solutions Corp., Class A	180,411,789
		366,526,382
	Machinery — 4.1%
4,073,859	Mueller Industries, Inc.	192,082,452
635,527	Snap-on, Inc.	183,565,619
		375,648,071
	Media — 3.9%
5,511,083	Interpublic Group of (The) Cos., Inc.	179,881,749
2,094,767	Omnicom Group, Inc.	181,218,293
		361,100,042
	Metals & Mining — 7.9%
4,384,064	Freeport-McMoRan, Inc.	186,629,604
1,052,772	Nucor Corp.	183,224,439
671,100	Reliance Steel & Aluminum Co.	187,693,248
1,460,179	Steel Dynamics, Inc.	172,447,140
		729,994,431
	Oil, Gas & Consumable Fuels — 11.8%
1,218,212	Chevron Corp.	181,708,502
1,113,161	Chord Energy Corp.	185,040,753
2,643,033	Civitas Resources, Inc.	180,730,596
1,588,437	ConocoPhillips	184,369,883
1,803,167	Exxon Mobil Corp.	180,280,637
8,458,388	Magnolia Oil & Gas Corp., Class A	180,079,080
		1,092,209,451
	Paper & Forest Products — 2.1%
2,695,495	Louisiana-Pacific Corp.	190,921,911
	Pharmaceuticals — 2.1%
6,832,089	Pfizer, Inc.	196,695,842
	Semiconductors & Semiconductor Equipment — 6.1%
235,408	Lam Research Corp.	184,385,670
2,234,840	Micron Technology, Inc.	190,721,246
1,078,857	Texas Instruments, Inc.	183,901,964
		559,008,880
	Software — 2.0%
490,753	Microsoft Corp.	184,542,758

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 1.9%
2,046,123	NetApp, Inc.	$180,386,204

	Total Investments — 99.8%	9,204,541,988
	(Cost $8,127,208,891)
	Net Other Assets and Liabilities — 0.2%	14,530,829
	Net Assets — 100.0%	$9,219,072,817

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,204,541,988	$ 9,204,541,988	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
11,629,948	First Trust Consumer Discretionary AlphaDEX® Fund	$685,934,333
3,650,049	First Trust Dow Jones Internet Index Fund (b)	680,916,641
10,498,175	First Trust Industrials/Producer Durables AlphaDEX® Fund	680,911,631
8,623,680	First Trust Nasdaq Semiconductor ETF	703,088,630
4,066,364	First Trust NASDAQ-100- Technology Sector Index Fund	713,524,891

	Total Investments — 100.0%	3,464,376,126
	(Cost $2,865,854,893)
	Net Other Assets and Liabilities — 0.0%	1,473,071
	Net Assets — 100.0%	$3,465,849,197

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange- Traded Funds*	$ 3,464,376,126	$ 3,464,376,126	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2023, and for the fiscal year-to-date period (October 1, 2023 to December 31, 2023) are as follows:

Security Name	Shares at 12/31/2023	Value at 9/30/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2023	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	11,629,948	$622,838,935	$9,784,819	$(37,981,959)	$90,343,847	$948,691	$685,934,333	$1,829,774
First Trust Dow Jones Internet Index Fund	3,650,049	611,647,546	9,754,822	(37,976,362)	96,855,305	635,330	680,916,641	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	10,498,175	632,987,774	9,775,529	(38,675,585)	73,758,088	3,065,825	680,911,631	2,032,311
First Trust Nasdaq Semiconductor ETF	8,623,680	612,314,784	9,898,138	(37,984,368)	115,890,390	2,969,686	703,088,630	1,420,174
First Trust NASDAQ-100- Technology Sector Index Fund	4,066,364	620,189,880	10,122,330	(39,180,420)	122,866,187	(473,086)	713,524,891	126,016
		$3,099,978,919	$49,335,638	$(191,798,694)	$499,713,817	$7,146,446	$3,464,376,126	$5,408,275

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 10.8%
66,848	1st Source Corp.	$3,673,298
231,838	Associated Banc-Corp.	4,959,015
355,727	First Commonwealth Financial Corp.	5,492,425
207,405	First Financial Bancorp	4,925,869
154,930	First Merchants Corp.	5,744,804
659,453	FNB Corp.	9,080,668
279,621	Fulton Financial Corp.	4,602,562
101,030	Heartland Financial USA, Inc.	3,799,738
55,324	Lakeland Financial Corp.	3,604,912
307,050	Old National Bancorp	5,186,074
37,902	Park National Corp.	5,035,660
135,709	Peoples Bancorp, Inc.	4,581,536
63,840	QCR Holdings, Inc.	3,727,617
63,231	Wintrust Financial Corp.	5,864,675
		70,278,853
	Commercial Services & Supplies — 3.7%
318,476	Aris Water Solutions, Inc., Class A	2,672,014
120,697	Clean Harbors, Inc. (a)	21,062,833
		23,734,847
	Construction & Engineering — 42.0%
608,907	Ameresco, Inc., Class A (a)	19,284,085
286,468	Arcosa, Inc.	23,673,715
129,788	Comfort Systems USA, Inc.	26,693,498
403,203	Construction Partners, Inc., Class A (a)	17,547,395
253,501	Dycom Industries, Inc. (a)	29,175,430
101,788	EMCOR Group, Inc.	21,928,189
498,828	Granite Construction, Inc.	25,370,392
366,035	Limbach Holdings, Inc. (a)	16,643,611
308,715	MasTec, Inc. (a)	23,375,900
1,088,638	MDU Resources Group, Inc.	21,555,032
543,831	Primoris Services Corp.	18,060,627
279,334	Sterling Infrastructure, Inc. (a)	24,561,839
436,796	Tutor Perini Corp. (a)	3,974,844
		271,844,557
	Electrical Equipment — 19.3%
1,076,357	Array Technologies, Inc. (a)	18,082,798
153,581	Atkore, Inc. (a)	24,572,960
113,112	Encore Wire Corp.	24,160,723
69,920	Hubbell, Inc.	22,998,785
160,820	Powell Industries, Inc.	14,216,488
1,328,589	Shoals Technologies Group, Inc., Class A (a)	20,646,273
		124,678,027
Shares	Description	Value

	Machinery — 24.1%
210,853	Astec Industries, Inc.	$7,843,732
698,953	Blue Bird Corp. (a)	18,843,773
128,172	Douglas Dynamics, Inc.	3,804,145
346,754	Federal Signal Corp.	26,609,902
403,808	Greenbrier (The) Cos., Inc.	17,840,237
1,153,199	Mueller Water Products, Inc., Class A	16,606,066
204,724	Proto Labs, Inc. (a)	7,976,047
87,433	RBC Bearings, Inc. (a)	24,908,787
402,673	Shyft Group (The), Inc.	4,920,664
264,758	SPX Technologies, Inc. (a)	26,743,206
		156,096,559

	Total Investments — 99.9%	646,632,843
	(Cost $541,708,244)
	Net Other Assets and Liabilities — 0.1%	932,410
	Net Assets — 100.0%	$647,565,253

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 646,632,843	$ 646,632,843	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 13.2%
6,216	JPMorgan Chase & Co.	$1,057,342
16,776	Popular, Inc.	1,376,806
21,304	Western Alliance Bancorp	1,401,590
40,182	Zions Bancorp N.A.	1,762,784
		5,598,522
	Beverages — 2.0%
13,761	Molson Coors Beverage Co., Class B	842,311
	Building Products — 0.9%
4,766	A.O. Smith Corp.	392,909
	Capital Markets — 6.5%
8,361	Ares Management Corp., Class A	994,290
9,082	Blackstone, Inc.	1,189,015
3,489	Evercore, Inc., Class A	596,794
		2,780,099
	Consumer Finance — 6.2%
53,903	OneMain Holdings, Inc.	2,652,028
	Energy Equipment & Services — 1.8%
14,911	Baker Hughes Co.	509,658
5,329	Schlumberger N.V.	277,321
		786,979
	Financial Services — 0.8%
3,782	Apollo Global Management, Inc.	352,445
	Food Products — 1.4%
5,790	Bunge Global S.A.	584,501
	Health Care Providers & Services — 1.2%
5,285	Cardinal Health, Inc.	532,728
	Health Care REITs — 2.3%
11,020	Welltower, Inc.	993,673
	Hotels, Restaurants & Leisure — 5.6%
7,747	Darden Restaurants, Inc.	1,272,832
5,811	Texas Roadhouse, Inc.	710,278
2,992	Yum! Brands, Inc.	390,935
		2,374,045
	Household Products — 1.6%
4,519	Procter & Gamble (The) Co.	662,214
	Independent Power and Renewable Electricity Producers — 1.8%
19,595	Vistra Corp.	754,799
	Insurance — 7.3%
5,536	Aflac, Inc.	456,720
40,841	Old Republic International Corp.	1,200,725
Shares	Description	Value

	Insurance (Continued)
3,723	Reinsurance Group of America, Inc.	$602,307
18,278	Unum Group	826,531
		3,086,283
	Machinery — 3.6%
1,280	Caterpillar, Inc.	378,457
3,789	Otis Worldwide Corp.	339,002
2,832	Snap-on, Inc.	817,995
		1,535,454
	Oil, Gas & Consumable Fuels — 27.8%
161,272	Antero Midstream Corp.	2,020,738
17,507	APA Corp.	628,151
6,076	Chord Energy Corp.	1,010,013
10,236	Civitas Resources, Inc.	699,938
2,666	ConocoPhillips	309,443
3,209	Diamondback Energy, Inc.	497,652
8,874	Exxon Mobil Corp.	887,222
111,751	Kinder Morgan, Inc.	1,971,288
2,494	Marathon Petroleum Corp.	370,010
15,848	Murphy Oil Corp.	676,076
9,596	Phillips 66	1,277,611
6,997	Targa Resources Corp.	607,829
6,805	Valero Energy Corp.	884,650
		11,840,621
	Semiconductors & Semiconductor Equipment — 4.6%
2,177	Analog Devices, Inc.	432,265
526	Broadcom, Inc.	587,148
5,224	Microchip Technology, Inc.	471,100
1,960	NXP Semiconductors N.V.	450,173
		1,940,686
	Specialized REITs — 3.4%
20,971	Iron Mountain, Inc.	1,467,551
	Specialty Retail — 2.4%
2,896	Home Depot (The), Inc.	1,003,609
	Technology Hardware, Storage & Peripherals — 1.1%
6,007	Dell Technologies, Inc., Class C	459,536

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 4.4%
14,450	Fastenal Co.	$935,927
2,181	Watsco, Inc.	934,493
		1,870,420

	Total Investments — 99.9%	42,511,413
	(Cost $37,163,732)
	Net Other Assets and Liabilities — 0.1%	47,078
	Net Assets — 100.0%	$42,558,491

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 42,511,413	$ 42,511,413	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
1,517,540	First Trust Dow Jones Global Select Dividend Index Fund	$33,780,440
760,696	First Trust India NIFTY 50 Equal Weight ETF	41,123,226
790,063	First Trust Japan AlphaDEX® Fund	39,811,275
2,089,007	First Trust Latin America AlphaDEX® Fund	43,430,455
603,881	First Trust Switzerland AlphaDEX® Fund	39,279,440

	Total Investments — 99.9%	197,424,836
	(Cost $179,847,579)
	Net Other Assets and Liabilities — 0.1%	109,691
	Net Assets — 100.0%	$197,534,527

(a)	Represents investments in affiliated funds.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 197,424,836	$ 197,424,836	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2023, and for the fiscal year-to-date period (October 1, 2023 to December 31, 2023) are as follows:

Security Name	Shares at 12/31/2023	Value at 9/30/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2023	Dividend Income
First Trust Dow Jones Global Select Dividend Index Fund	1,517,540	$39,750,919	$4,325,838	$(12,520,406)	$3,467,962	$(1,243,873)	$33,780,440	$706,415
First Trust India NIFTY 50 Equal Weight ETF	760,696	47,024,228	5,170,336	(15,032,402)	1,845,620	2,115,444	41,123,226	—
First Trust Japan AlphaDEX® Fund	790,063	49,945,078	5,256,263	(15,357,711)	(1,773,302)	1,740,947	39,811,275	882,026
First Trust Latin America AlphaDEX® Fund	2,089,007	48,613,270	5,429,696	(15,211,197)	4,243,588	355,098	43,430,455	314,396
First Trust Switzerland AlphaDEX® Fund	603,881	44,269,746	4,853,340	(13,938,526)	2,246,272	1,848,608	39,279,440	—
		$229,603,241	$25,035,473	$(72,060,242)	$10,030,140	$4,816,224	$197,424,836	$1,902,837

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
265,386	First Trust Consumer Discretionary AlphaDEX® Fund	$15,652,466
83,291	First Trust Dow Jones Internet Index Fund (b)	15,537,936
1,616,969	First Trust Enhanced Short Maturity ETF	96,468,370
239,560	First Trust Industrials/Producer Durables AlphaDEX® Fund	15,537,862
196,786	First Trust Nasdaq Semiconductor ETF	16,043,963
92,791	First Trust NASDAQ-100- Technology Sector Index Fund	16,282,037

	Total Investments — 100.0%	175,522,634
	(Cost $163,545,989)
	Net Other Assets and Liabilities — 0.0%	47,801
	Net Assets — 100.0%	$175,570,435

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 175,522,634	$ 175,522,634	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2023, and for the fiscal year-to-date period (October 1, 2023 to December 31, 2023) are as follows:

Security Name	Shares at 12/31/2023	Value at 9/30/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2023	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	265,386	$40,861,866	$5,264,780	$(31,061,727)	$3,632,202	$(3,044,655)	$15,652,466	$42,623
First Trust Dow Jones Internet Index Fund	83,291	40,127,550	5,264,735	(31,324,181)	3,075,488	(1,605,656)	15,537,936	—
First Trust Enhanced Short Maturity ETF	1,616,969	—	134,339,226	(37,985,758)	102,449	12,453	96,468,370	1,300,555
First Trust Industrials/Producer Durables AlphaDEX® Fund	239,560	41,527,863	5,319,089	(32,092,494)	2,195,328	(1,411,924)	15,537,862	47,341

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Security Name	Shares at 12/31/2023	Value at 9/30/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2023	Dividend Income
First Trust Nasdaq Semiconductor ETF	196,786	$40,171,544	$5,253,660	$(31,518,877)	$3,088,129	$(950,493)	$16,043,963	$33,082
First Trust NASDAQ-100- Technology Sector Index Fund	92,791	40,687,948	5,434,225	(32,605,706)	3,731,505	(965,935)	16,282,037	2,936
		$203,376,771	$160,875,715	$(196,588,743)	$15,825,101	$(7,966,210)	$175,522,634	$1,426,537

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Aerospace & Defense — 2.5%
5,279	Airbus SE (EUR)	$814,602
3,568	Boeing (The) Co. (b)	930,035
1,810	Lockheed Martin Corp.	820,364
		2,565,001
	Automobiles — 3.0%
7,578	Bayerische Motoren Werke AG (EUR)	843,097
64,460	Ford Motor Co.	785,767
11,029	Mercedes-Benz Group AG (EUR)	761,574
3,065	Tesla, Inc. (b)	761,591
		3,152,029
	Banks — 24.9%
48,614	ANZ Group Holdings Ltd. (AUD)	858,677
65,601	Axis Bank Ltd. (INR)	868,991
103,710	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	941,798
213,319	Banco Santander S.A. (EUR)	890,046
27,406	Bank of America Corp.	922,760
2,247,157	Bank of China Ltd., Class H (HKD)	857,595
1,328,326	Bank of Communications Co., Ltd., Class H (HKD)	828,449
417,547	Barclays PLC (GBP)	818,457
12,296	BNP Paribas S.A. (EUR)	849,605
270,569	BOC Hong Kong Holdings Ltd. (HKD)	734,592
2,891,191	China CITIC Bank Corp., Ltd., Class H (HKD)	1,362,564
184,671	China Merchants Bank Co., Ltd., Class H (HKD)	643,280
18,928	Citigroup, Inc.	973,656
31,500	DBS Group Holdings Ltd. (SGD)	797,435
214,197	First Abu Dhabi Bank PJSC (AED)	814,156
12,206	HDFC Bank Ltd., ADR	819,145
105,676	HSBC Holdings PLC (GBP)	856,017
56,483	ICICI Bank Ltd., ADR	1,346,555
2,730,181	Industrial & Commercial Bank of China Ltd., Class H (HKD)	1,335,633
56,728	ING Groep N.V., ADR	852,055
5,364	JPMorgan Chase & Co.	912,416
35,870	Kotak Mahindra Bank Ltd. (INR)	822,503
385,468	Lloyds Banking Group PLC, ADR	921,268
121,577	Nordea Bank Abp (EUR)	1,506,694
Shares	Description	Value

	Banks (Continued)
1,541,663	Postal Savings Bank of China Co., Ltd., Class H, Series REGS (HKD) (c) (d)	$736,429
8,759	Royal Bank of Canada (CAD)	885,782
447,328	Sberbank of Russia PJSC (RUB) (e) (f)	0
19,068	Wells Fargo & Co.	938,527
57,246	Westpac Banking Corp. (AUD)	893,335
		25,988,420
	Broadline Retail — 3.6%
14,590	Alibaba Group Holding Ltd., ADR	1,130,871
9,522	Amazon.com, Inc. (b)	1,446,773
40,590	JD.com, Inc., ADR	1,172,645
		3,750,289
	Capital Markets — 6.9%
17,189	Bank of New York Mellon (The) Corp.	894,687
3,755	CME Group, Inc.	790,803
4,461	Deutsche Boerse AG (EUR)	918,459
2,395	Goldman Sachs Group (The), Inc.	923,919
7,557	London Stock Exchange Group PLC (GBP)	893,320
679	Partners Group Holding AG (CHF)	979,284
1,959	S&P Global, Inc.	862,979
30,020	UBS Group AG (CHF)	931,600
		7,195,051
	Communications Equipment — 1.3%
13,575	Cisco Systems, Inc.	685,809
189,419	Nokia Oyj, ADR	647,813
		1,333,622
	Consumer Staples Distribution & Retail — 1.5%
16,932	Kroger (The) Co.	773,962
4,716	Walmart, Inc.	743,477
		1,517,439
	Diversified Telecommunication Services — 6.2%
89,848	AT&T, Inc.	1,507,649
61,265	Deutsche Telekom AG (EUR)	1,471,026
253,764	Emirates Telecommunications Group Co. PJSC (AED)	1,357,001
2,169	Swisscom AG (CHF)	1,304,933
22,802	Verizon Communications, Inc.	859,635
		6,500,244

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Electric Utilities — 1.7%
66,314	Iberdrola S.A. (EUR)	$868,969
9,667	Verbund AG (EUR)	896,970
		1,765,939
	Electronic Equipment, Instruments & Components — 0.6%
1,731	Samsung SDI Co., Ltd. (KRW)	634,391
	Financial Services — 3.3%
3,166	Mastercard, Inc., Class A	1,350,331
21,292	PayPal Holdings, Inc. (b)	1,307,542
3,119	Visa, Inc., Class A	812,031
		3,469,904
	Household Durables — 0.8%
9,045	Sony Group Corp., ADR	856,471
	Industrial Conglomerates — 2.4%
7,129	Honeywell International, Inc.	1,495,023
5,277	Siemens AG (EUR)	989,874
		2,484,897
	Insurance — 4.6%
88,809	AIA Group Ltd. (HKD)	773,958
3,255	Allianz SE (EUR)	869,411
12,924	American International Group, Inc.	875,601
26,159	AXA S.A. (EUR)	851,617
12,282	MetLife, Inc.	812,209
126,149	Ping An Insurance Group Co. of China Ltd., Class H (HKD)	571,091
		4,753,887
	Interactive Media & Services — 1.8%
9,577	Baidu, Inc., ADR (b)	1,140,525
18,759	Tencent Holdings Ltd. (HKD)	705,339
		1,845,864
	IT Services — 9.6%
4,000	Accenture PLC, Class A	1,403,640
7,290	Capgemini SE (EUR)	1,519,018
18,424	Cognizant Technology Solutions Corp., Class A	1,391,565
74,924	Infosys Ltd., ADR	1,377,103
8,898	International Business Machines Corp.	1,455,268
31,623	Tata Consultancy Services Ltd. (INR)	1,441,573
254,394	Wipro Ltd., ADR	1,416,975
		10,005,142
Shares	Description	Value

	Marine Transportation — 0.7%
434	AP Moller - Maersk A.S., Class B (DKK)	$780,245
	Metals & Mining — 1.8%
27,660	BHP Group Ltd. (AUD)	950,173
12,589	Rio Tinto PLC, ADR	937,377
		1,887,550
	Multi-Utilities — 1.4%
83,667	Engie S.A. (EUR)	1,470,250
	Oil, Gas & Consumable Fuels — 0.8%
42,503	Gazprom PJSC, ADR (b) (e) (f) (g)	0
364,010	Gazprom PJSC (RUB) (b) (e) (f)	0
12,231	Shell PLC, ADR	804,800
		804,800
	Pharmaceuticals — 1.3%
6,990	Zoetis, Inc.	1,379,616
	Semiconductors & Semiconductor Equipment — 9.3%
12,315	Advanced Micro Devices, Inc. (b)	1,815,354
38,082	Infineon Technologies AG (EUR)	1,589,132
34,381	Intel Corp.	1,727,645
18,787	Micron Technology, Inc.	1,603,283
2,839	NVIDIA Corp.	1,405,930
14,577	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,516,008
		9,657,352
	Software — 6.2%
3,979	Microsoft Corp.	1,496,263
10,494	Oracle Corp.	1,106,382
5,899	Salesforce, Inc. (b)	1,552,263
9,414	SAP SE (EUR)	1,449,555
3,078	Workday, Inc., Class A (b)	849,713
		6,454,176
	Specialty Retail — 0.8%
2,347	Home Depot (The), Inc.	813,353
	Technology Hardware, Storage & Peripherals — 1.5%
24,908	Samsung Electronics Co., Ltd. (KRW)	1,518,191
	Wireless Telecommunication Services — 1.3%
112,100	SoftBank Corp. (JPY)	1,398,865
	Total Common Stocks	103,982,988
	(Cost $101,833,223)

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$3	JPMorgan Chase & Co., 5.33% (h), dated 12/29/23, due 01/02/24, with a maturity value of $3. Collateralized by U.S. Treasury Securities, interest rates of 2.50% to 5.00%, due 02/15/29 to 08/15/53. The value of the collateral including accrued interest is $3. (i)	$3
	(Cost $3)

	Total Investments — 99.8%	103,982,991
	(Cost $101,833,226)
	Net Other Assets and Liabilities — 0.2%	258,058
	Net Assets — 100.0%	$104,241,049

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	Rate shown reflects yield as of December 31, 2023.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
RUB	– Russian Ruble
SGD	– Singapore Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	38.2%
Germany	8.5
India	7.8
China	6.1
United Kingdom	5.0
France	4.5
Cayman Islands	4.0
Switzerland	3.1
Australia	2.6
Spain	2.6
Japan	2.2
United Arab Emirates	2.1
Finland	2.1
South Korea	2.1
Netherlands	1.6
Taiwan	1.4
Hong Kong	1.4
Ireland	1.3
Austria	0.9
Canada	0.8
Singapore	0.8
Denmark	0.7
Russia	0.0††
Total Investments	99.8
Net Other Assets and Liabilities	0.2
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Investments are valued at $0.

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	54.0%
EUR	18.8
HKD	8.2
CHF	3.1
INR	3.0
AUD	2.6
GBP	2.5
AED	2.1
KRW	2.1
JPY	1.3
CAD	0.8
SGD	0.8
DKK	0.7
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 25,988,420	$ 25,988,420	$ —	$ —**
Oil, Gas & Consumable Fuels	804,800	804,800	—	—**
Other Industry Categories*	77,189,768	77,189,768	—	—
Repurchase Agreements	3	—	3	—
Total Investments	$103,982,991	$103,982,988	$3	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Aerospace & Defense — 5.7%
57,906	AeroVironment, Inc. (b)	$7,298,472
39,974	Elbit Systems Ltd. (ILS)	8,479,384
93,565	Kratos Defense & Security Solutions, Inc. (b)	1,898,434
3,751	Northrop Grumman Corp.	1,755,993
2,126,493	QinetiQ Group PLC (GBP)	8,375,541
		27,807,824
	Air Freight & Logistics — 0.4%
31,682	GXO Logistics, Inc. (b)	1,937,671
	Automobile Components — 8.5%
21,517	Aptiv PLC (b)	1,930,505
113,900	Denso Corp. (JPY)	1,718,194
262,033	Gentex Corp.	8,557,998
3,187,369	Luminar Technologies, Inc. (b) (c)	10,741,433
33,062	Magna International, Inc.	1,953,303
194,115	Mobileye Global, Inc., Class A (b)	8,409,062
549,933	Valeo SE (EUR)	8,447,759
		41,758,254
	Automobiles — 0.8%
245,173	NIO, Inc., ADR (b) (c)	2,223,719
7,424	Tesla, Inc. (b)	1,844,716
		4,068,435
	Broadline Retail — 1.1%
23,804	Alibaba Group Holding Ltd., ADR	1,845,048
12,201	Amazon.com, Inc. (b)	1,853,820
64,980	JD.com, Inc., ADR	1,877,272
		5,576,140
	Communications Equipment — 1.6%
173,793	Ciena Corp. (b)	7,822,423
	Consumer Finance — 2.5%
297,774	Upstart Holdings, Inc. (b) (c)	12,167,046
	Consumer Staples Distribution & Retail — 2.1%
1,049,070	Ocado Group PLC (GBP) (b)	10,141,291
	Electrical Equipment — 3.6%
78,556	ABB Ltd. (CHF)	3,483,906
20,049	Emerson Electric Co.	1,951,369
131,200	Mitsubishi Electric Corp. (JPY)	1,860,063
82,700	NIDEC CORP. (JPY)	3,340,259
11,384	Rockwell Automation, Inc.	3,534,504
17,044	Schneider Electric SE (EUR)	3,420,315
		17,590,416
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 8.5%
83,176	Cognex Corp.	$3,471,766
309,510	Delta Electronics, Inc. (TWD)	3,161,610
170,698	FARO Technologies, Inc. (b)	3,845,826
795,995	Hexagon AB, Class B (SEK)	9,545,421
7,300	Keyence Corp. (JPY)	3,216,142
74,800	Omron Corp. (JPY)	3,492,258
776,500	Topcon Corp. (JPY)	8,370,780
165,500	Yokogawa Electric Corp. (JPY)	3,156,238
13,232	Zebra Technologies Corp., Class A (b)	3,616,702
		41,876,743
	Health Care Equipment & Supplies — 1.8%
10,088	Intuitive Surgical, Inc. (b)	3,403,288
22,485	Medtronic PLC	1,852,314
53,429	Omnicell, Inc. (b)	2,010,533
6,015	Stryker Corp.	1,801,252
		9,067,387
	Household Durables — 0.4%
20,600	Sony Group Corp. (JPY)	1,959,191
	Industrial Conglomerates — 0.4%
10,608	Siemens AG (EUR)	1,989,878
	Interactive Media & Services — 2.3%
13,449	Alphabet, Inc., Class A (b)	1,878,691
15,021	Baidu, Inc., ADR (b)	1,788,851
45,557	Kakao Corp. (KRW)	1,920,759
5,448	Meta Platforms, Inc., Class A (b)	1,928,374
11,060	NAVER Corp. (KRW)	1,923,628
42,559	Tencent Holdings Ltd. (HKD)	1,600,220
		11,040,523
	IT Services — 0.7%
15,428	Akamai Technologies, Inc. (b)	1,825,904
11,241	International Business Machines Corp.	1,838,465
		3,664,369
	Life Sciences Tools & Services — 2.9%
78,160	Illumina, Inc. (b)	10,882,999
8,548	Tecan Group AG (CHF)	3,490,141
		14,373,140
	Machinery — 10.3%
587,214	3D Systems (b)	3,728,809
57,756	ANDRITZ AG (EUR)	3,596,042
79,603	ATS Corp. (CAD) (b)	3,430,910
62,125	Cargotec Oyj, Class B (EUR)	3,614,311
166,600	Daifuku Co., Ltd. (JPY)	3,370,401

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Machinery (Continued)
4,891	Deere & Co.	$1,955,764
142,132	Duerr AG (EUR)	3,354,657
112,700	FANUC (JPY)	3,314,659
72,700	Hirata Corp. (JPY)	3,243,142
30,355	John Bean Technologies Corp.	3,018,805
78,400	Kawasaki Heavy Industries Ltd. (JPY)	1,734,252
86,622	Proto Labs, Inc. (b)	3,374,793
135,592	SFA Engineering Corp. (KRW)	3,200,557
121,500	Shibaura Machine Co., Ltd. (JPY)	2,981,489
117,446	Valmet Oyj (EUR)	3,385,272
81,700	Yaskawa Electric Corp. (JPY)	3,412,858
		50,716,721
	Pharmaceuticals — 0.4%
11,525	Johnson & Johnson	1,806,428
	Semiconductors & Semiconductor Equipment — 8.5%
25,881	Advanced Micro Devices, Inc. (b)	3,815,118
135,725	Ambarella, Inc. (b)	8,318,585
39,875	Intel Corp.	2,003,719
5,758	KLA Corp.	3,347,125
41,194	Micron Technology, Inc.	3,515,496
6,705	NVIDIA Corp.	3,320,450
15,365	NXP Semiconductors N.V.	3,529,033
24,298	QUALCOMM, Inc.	3,514,220
178,100	Renesas Electronics Corp. (JPY) (b)	3,219,694
32,224	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,351,296
33,999	Teradyne, Inc.	3,689,572
		41,624,308
	Software — 35.9%
27,163	ANSYS, Inc. (b)	9,856,909
219,879	Appian Corp., Class A (b)	8,280,643
8,160	Autodesk, Inc. (b)	1,986,797
2,171,232	BlackBerry Ltd. (b)	7,686,161
273,641	C3.ai, Inc., Class A (b) (c)	7,856,233
29,159	Cadence Design Systems, Inc. (b)	7,942,037
682,228	CCC Intelligent Solutions Holdings, Inc. (b)	7,770,577
460,869	Cerence, Inc. (b)	9,060,684
169,978	Dassault Systemes SE (EUR)	8,300,557
148,804	Dynatrace, Inc. (b)	8,138,091
4,704	Microsoft Corp.	1,768,892
41,994	Nice Ltd., ADR (b)	8,378,223
27,003	Palo Alto Networks, Inc. (b)	7,962,645
Shares	Description	Value

	Software (Continued)
153,298	Pegasystems, Inc.	$7,490,140
375,800	PKSHA Technology, Inc. (JPY) (b) (c)	8,995,213
218,014	PROS Holdings, Inc. (b)	8,456,763
11,327	PTC, Inc. (b)	1,981,772
7,076	Salesforce, Inc. (b)	1,861,979
480,613	Selvas AI, Inc. (KRW) (b)	7,359,025
417,413	SentinelOne, Inc., Class A (b)	11,453,813
11,620	ServiceNow, Inc. (b)	8,209,414
14,668	Synopsys, Inc. (b)	7,552,700
403,260	UiPath, Inc., Class A (b)	10,016,978
29,434	Workday, Inc., Class A (b)	8,125,550
		176,491,796
	Technology Hardware, Storage & Peripherals — 1.1%
9,384	Apple, Inc.	1,806,702
31,601	Samsung Electronics Co., Ltd. (KRW)	1,926,142
119,900	Seiko Epson Corp. (JPY)	1,794,673
		5,527,517
	Wireless Telecommunication Services — 0.4%
43,800	SoftBank Group Corp. (JPY)	1,954,847
	Total Common Stocks	490,962,348
	(Cost $463,281,499)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 4.4%
$6,505,360	Bank of America Corp., 5.32% (d), dated 12/29/23, due 01/02/24, with a maturity value of $6,510,167. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 3.13%, due 08/31/27 to 05/15/48. The value of the collateral including accrued interest is $6,635,467. (e)	6,505,360

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$7,589,587	JPMorgan Chase & Co., 5.33% (d), dated 12/29/23, due 01/02/24, with a maturity value of $7,595,205. Collateralized by U.S. Treasury Securities, interest rates of 2.50% to 5.00%, due 02/15/29 to 08/15/53. The value of the collateral including accrued interest is $7,741,379. (e)	$7,589,587
7,589,587	Mizuho Financial Group, Inc., 5.33% (d), dated 12/29/23, due 01/02/24, with a maturity value of $7,595,205. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.75%, due 12/31/23 to 02/15/33. The value of the collateral including accrued interest is $7,741,380. (e)	7,589,587
	Total Repurchase Agreements	21,684,534
	(Cost $21,684,534)

	Total Investments — 104.3%	512,646,882
	(Cost $484,966,033)
	Net Other Assets and Liabilities — (4.3)%	(21,350,496)
	Net Assets — 100.0%	$491,296,386

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $20,048,145 and the total value of the collateral held by the Fund is $21,684,534.

(d)	Rate shown reflects yield as of December 31, 2023.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	61.6%
Japan	12.5
France	4.1
United Kingdom	3.8
Cayman Islands	3.6
Israel	3.4
South Korea	3.3
Canada	2.7
Sweden	1.9
Finland	1.4
Switzerland	1.4
Taiwan	1.3
Germany	1.1
Austria	0.7
Netherlands	0.7
Jersey	0.4
Ireland	0.4
Total Investments	104.3
Net Other Assets and Liabilities	(4.3)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	67.7%
JPY	11.9
EUR	7.0
GBP	3.6
KRW	3.2
SEK	1.9
ILS	1.7
CHF	1.4
CAD	0.7
TWD	0.6
HKD	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 490,962,348	$ 490,962,348	$ —	$ —
Repurchase Agreements	21,684,534	—	21,684,534	—
Total Investments	$512,646,882	$490,962,348	$21,684,534	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Aerospace & Defense — 7.7%
10,718	Airbus SE (EUR)	$1,653,893
106,702	BAE Systems PLC (GBP)	1,510,364
8,967	Safran S.A. (EUR)	1,578,510
9,428	Thales S.A. (EUR)	1,394,154
		6,136,921
	Air Freight & Logistics — 1.9%
8,694	DSV A.S. (DKK)	1,526,313
	Beverages — 3.4%
11,077	Carlsberg A.S., Class B (DKK)	1,389,075
36,625	Diageo PLC (GBP)	1,333,295
		2,722,370
	Building Products — 2.4%
66,347	Assa Abloy AB, Class B (SEK)	1,909,621
	Capital Markets — 4.0%
8,241	Deutsche Boerse AG (EUR)	1,696,708
69,800	Japan Exchange Group, Inc. (JPY)	1,476,691
		3,173,399
	Chemicals — 2.5%
48,000	Shin-Etsu Chemical Co., Ltd. (JPY)	2,014,298
	Consumer Staples Distribution & Retail — 1.9%
25,638	Alimentation Couche-Tard, Inc. (CAD)	1,509,779
	Electrical Equipment — 6.7%
41,532	ABB Ltd. (CHF)	1,841,916
16,072	Legrand S.A. (EUR)	1,669,583
9,188	Schneider Electric SE (EUR)	1,843,808
		5,355,307
	Entertainment — 2.2%
33,800	Nintendo Co., Ltd. (JPY)	1,764,072
	Financial Services — 2.2%
75,577	Investor AB, Class B (SEK)	1,749,667
	Food Products — 1.8%
12,458	Nestle S.A. (CHF)	1,444,361
	Hotels, Restaurants & Leisure — 6.0%
24,067	Amadeus IT Group S.A. (EUR)	1,723,778
55,711	Aristocrat Leisure Ltd. (AUD)	1,549,700
55,467	Compass Group PLC (GBP)	1,517,242
		4,790,720
	Household Products — 1.7%
19,062	Reckitt Benckiser Group PLC (GBP)	1,316,916
	Insurance — 5.9%
5,978	Allianz SE (EUR)	1,596,725
Shares	Description	Value

	Insurance (Continued)
6,343	Hannover Rueck SE (EUR)	$1,514,606
2,941	Zurich Insurance Group AG (CHF)	1,537,202
		4,648,533
	IT Services — 3.9%
14,077	CGI, Inc. (CAD) (b)	1,508,041
9,300	Obic Co., Ltd. (JPY)	1,602,436
		3,110,477
	Machinery — 4.4%
33,950	Kone Oyj, Class B (EUR)	1,692,553
81,520	Sandvik AB (SEK)	1,762,782
		3,455,335
	Marine Transportation — 2.2%
4,957	Kuehne + Nagel International AG (CHF)	1,708,030
	Metals & Mining — 2.1%
49,003	BHP Group Ltd. (AUD)	1,683,345
	Oil, Gas & Consumable Fuels — 3.4%
20,771	TotalEnergies SE (EUR)	1,412,494
59,879	Woodside Energy Group Ltd. (AUD)	1,267,388
		2,679,882
	Personal Care Products — 3.9%
3,418	L’Oreal S.A. (EUR)	1,700,435
28,387	Unilever PLC (GBP)	1,374,971
		3,075,406
	Pharmaceuticals — 11.3%
10,859	AstraZeneca PLC (GBP)	1,467,189
45,324	Chugai Pharmaceutical Co., Ltd. (JPY)	1,717,169
77,472	GSK PLC (GBP)	1,432,066
78,400	Ono Pharmaceutical Co., Ltd. (JPY)	1,398,967
5,133	Roche Holding AG (CHF)	1,492,205
29,500	Shionogi & Co., Ltd. (JPY)	1,422,277
		8,929,873
	Professional Services — 7.6%
83,835	Computershare Ltd. (AUD)	1,393,384
16,419	SGS S.A. (CHF)	1,416,128
11,288	Thomson Reuters Corp. (CAD)	1,650,371
10,921	Wolters Kluwer N.V. (EUR)	1,551,635
		6,011,518
	Software — 4.3%
664	Constellation Software, Inc. (CAD)	1,646,292
119,100	Sage Group (The) PLC (GBP)	1,779,980
		3,426,272

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Specialty Retail — 2.2%
39,345	Industria de Diseno Textil S.A. (EUR)	$1,712,635
	Trading Companies & Distributors — 4.2%
19,112	Brenntag SE (EUR)	1,755,830
39,355	Bunzl PLC (GBP)	1,600,225
		3,356,055
	Total Common Stocks	79,211,105
	(Cost $69,917,246)
WARRANTS (a) — 0.0%
	Software — 0.0%
753	Constellation Software, Inc. (CAD) (b) (c) (d) (e)	0
	(Cost $0)

	Total Investments — 99.8%	79,211,105
	(Cost $69,917,246)
	Net Other Assets and Liabilities — 0.2%	155,089
	Net Assets — 100.0%	$79,366,194

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SEK	– Swedish Krona

Country Allocation†	% of Net Assets
United Kingdom	16.8%
Japan	14.4
France	12.1
Switzerland	11.9
Germany	8.3
Canada	8.0
Australia	7.4
Sweden	6.8
Spain	4.3
Netherlands	4.0
Denmark	3.7
Finland	2.1
Total Investments	99.8
Net Other Assets and Liabilities	0.2
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
EUR	30.9%
GBP	16.8
JPY	14.4
CHF	11.9
CAD	8.0
AUD	7.4
SEK	6.9
DKK	3.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 79,211,105	$ 79,211,105	$ —	$ —
Warrants*	—**	—	—	—**
Total Investments	$79,211,105	$79,211,105	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Exchange-Traded Fund VI
Additional Information
December 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq Technology DividendTM Index, Nasdaq US Multi-Asset Diversified IncomeTM Index, Nasdaq US Rising Dividend AchieversTM Index, Dorsey Wright Momentum Plus Dividend YieldTM Index, Nasdaq CTA Artificial Intelligence and RoboticsTM Index and The International Developed Capital StrengthTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds have not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright Momentum & Dividend ETF, First Trust Dorsey Wright International Focus 5 ETF and First Trust Dorsey Wright Dynamic Focus 5 ETF are not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Indexes, which are determined, composed and calculated by Dorsey Wright without regard to First Trust or the Funds.
Richard Bernstein Advisors and Richard Bernstein Advisors American Industrial Renaissance® Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA’s only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined and composed by RBA without regard to First Trust or the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining or composing the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P International Dividend Aristocrats Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Indxx and Indxx Blockchain Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.